BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2015
Defined Benefit Plans
Contributions to Plans
	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Contributions to the plans	¥493	¥659	¥658

Domestic
Defined Benefit Plans
Funded Status of Benefit Plans

	March 31,
	2014	2015
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥177,562	¥187,124
Service cost	11,457	11,807
Interest cost	1,709	1,803
Actuarial (gain) loss	(962)	5,909
Benefits paid	(6,545)	(7,262)
Acquisitions of Business	4,469	—
Plan Amendment	—	(1,528)
Other	(566)	515

Projected benefit obligations at end of year	187,124	198,368
Change in plan assets:
Fair value of plan assets at beginning of year	166,697	183,003
Actual return on plan assets	7,052	9,692
Employer’s contribution	14,580	11,957
Benefits paid	(6,417)	(7,254)
Acquisitions of Business	1,091	—

Fair value of plan assets at end of year	183,003	197,398

Funded status	¥(4,121)	¥(970)

Amounts Recognized in Consolidated Balance Sheets
	March 31,
	2014	2015
	(Yen in millions)
Other assets	¥6,609	¥4,416
Accrued pension and severance liabilities	(10,730)	(5,386)

Net amount recognized	¥(4,121)	¥(970)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
	March 31,
	2014	2015
	(Yen in millions)
Prior service cost	¥24,839	¥22,006
Actuarial loss	(42,838)	(41,046)

Accumulated other comprehensive loss	¥(17,999)	¥(19,040)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2014	2015
	(Yen in millions)
Accumulated benefit obligation at end of year	¥187,124	¥191,200
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥32,427	¥34,153
Accumulated benefit obligation	32,427	34,153
Fair value of plan assets	21,697	29,463

Net Periodic Pension Costs

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Service cost	¥10,049	¥11,457	¥11,807
Interest cost	2,324	1,709	1,803
Expected return on plan assets	(3,467)	(3,335)	(3,612)
Amortization of prior service cost	(4,329)	(4,341)	(4,361)
Recognized actuarial loss	1,510	1,886	1,621

Net periodic pension costs	¥6,087	¥7,376	¥7,258

Changes in Other Comprehensive Income (Loss)

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Prior service cost due to plan amendments	¥—	¥577	¥1,528
Net actuarial gain (loss) incurred during the year	(8,413)	4,633	171
Amortization of prior service cost	(4,329)	(4,341)	(4,361)
Recognized actuarial loss	1,510	1,886	1,621

Total	¥(11,232)	¥2,755	¥(1,041)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year
Year ending March 31, 2016
(Yen in millions)
Amortization of prior service cost	¥(4,393)
Recognized actuarial loss	1,691

Plan Assets Categories

	March 31,
	2014				2015
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥ —	¥ 94,907	¥ —	¥ 94,907	¥ —	¥ 96,925	¥ —	¥ 96,925
Equity securities:
Domestic	1,550	—	—	1,550	2,231	—	—	2,231
International	9,678	—	—	9,678	5,814	—	—	5,814
Pooled funds (1)	—	21,358	—	21,358	—	23,399	—	23,399
Debt securities:
Corporate bonds	18,819	—	—	18,819	14,021	1,412	—	15,433
Pooled funds (2)	—	7,363	—	7,363	—	8,922	—	8,922
Other types of investments:
Equity long/short International (3)	—	1,088	—	1,088	—	—	—	—
Debt long/short (4)	—	3,023	—	3,023	—	—	—	—
Real Estate funds (5)	—	—	13,338	13,338	—	—	18,826	18,826
Large-scale solar power generation business funds	—	—	2,739	2,739	—	—	4,831	4,831
Pooled funds(6)	—	—	—	—	—	1,006	—	1,006
Other	—	—	1,448	1,448	—	—	1,505	1,505
Cash and cash equivalents	7,692	—	—	7,692	18,506	—	—	18,506

Total	¥37,739	¥127,739	¥17,525	¥183,003	¥40,572	¥131,664	¥25,162	¥197,398

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in government bonds.
(5)	This category includes private open-ended real estate funds.
(6)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges, government bonds and municipal bonds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis

	Years ended March 31,
	2014	2015
	(Yen in millions)
Balance at beginning of year	¥7,434	¥17,525
Actual return on plan assets:
Relating to assets still held at end of year	566	1,607
Relating to assets sold during the year	(23)	—
Purchases, sales and settlements	9,548	6,030

Balance at end of year	¥17,525	¥25,162

Estimated Future Benefit Payments of Plans
Years ending March 31,	(Yen in millions)
2016	¥ 7,436
2017	7,889
2018	9,012
2019	10,496
2020	10,011
2021 to 2025	61,431

Domestic | Projected Benefit Obligation
Defined Benefit Plans
Schedule of Assumptions Used
	March 31,
	2014	2015
Discount rate (%)	0.50-1.00	0.50-0.75

Domestic | Benefit Costs
Defined Benefit Plans
Schedule of Assumptions Used
	Years ended March 31,
	2013	2014	2015
Discount rate (%)	0.75-1.50	0.25-1.00	0.50-1.00
Expected long-term rate of return on plan assets (%)	1.35-2.20	1.35-2.50	1.35-2.00

Foreign
Defined Benefit Plans
Funded Status of Benefit Plans

	March 31,
	2014	2015
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥46,504	¥51,679
Service cost	487	543
Interest cost	1,912	2,021
Plan participants’ contributions	9	5
Actuarial (gain) loss	(1,878)	9,500
Benefits paid	(2,497)	(3,756)
Foreign exchange adjustment	7,205	2,029
Other	(63)	(31)

Benefit obligations at end of year	¥51,679	¥61,990

	March 31,
	2014	2015
	(Yen in millions)
Change in plan assets:
Fair value of plan assets at beginning of year	¥24,209	¥29,999
Actual return on plan assets	2,332	3,069
Employer contribution	1,153	2,051
Plan participants’ contributions	9	5
Benefits paid	(1,244)	(2,441)
Foreign exchange adjustment	3,603	3,383
Other expenses	(63)	(17)

Fair value of plan assets at end of year	29,999	36,049

Funded status	¥(21,680)	¥(25,941)

Amounts Recognized in Consolidated Balance Sheets
	March 31,
	2014	2015
	(Yen in millions)
Accrued pension and severance liabilities	¥(21,680)	¥(25,941)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
	March 31,
	2014	2015
	(Yen in millions)
Prior service cost	¥(63)	¥(61)
Actuarial loss	(12,557)	(21,171)

Accumulated other comprehensive loss	¥(12,620)	¥(21,232)

Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

	March 31,
	2014	2015
	(Yen in millions)
Accumulated benefit obligation at end of year	¥49,950	¥59,558

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2014	2015
	(Yen in millions)
Projected benefit obligation	¥51,679	¥61,990
Accumulated benefit obligation	49,950	59,558
Fair value of plan assets	29,999	36,049

Net Periodic Pension Costs

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Service cost	¥348	¥487	¥543
Interest cost	1,667	1,912	2,021
Expected return on plan assets	(1,225)	(1,655)	(2,036)
Amortization of prior service cost	9	10	11
Recognized actuarial loss	422	793	608
Partial settlement of pension plan	451	—	—

Net periodic pension costs	¥1,672	¥1,547	¥1,147

Changes in Other Comprehensive Income (Loss)

	Years ended March 31,
	2013	2014	2015
	(Yen in millions)
Net actuarial gain (loss) incurred during the year	¥(4,362)	¥2,555	¥(8,467)
Amortization of prior service cost	9	10	11
Recognized actuarial loss	422	793	608
Partial settlement of pension plan	451	—	—

Total	¥(3,480)	¥3,358	¥(7,848)

Prior Service Cost and Actuarial Loss Expected to be Amortized in Next Fiscal Year
Year ending March 31, 2016
(Yen in millions)
Amortization of prior service cost	¥12
Recognized actuarial loss	1,240

Plan Assets Categories

	March 31,
	2014				2015
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥8,278	¥—	¥—	¥8,278	¥9,479	¥—	¥—	¥9,479
Debt securities:
Government bonds	573	—	—	573	685	—	—	685
Government agency bonds	—	1,076	—	1,076	—	1,310	—	1,310
Corporate bonds	—	878	—	878	—	995	—	995
Pooled separate accounts *	—	18,306	—	18,306	—	21,898	—	21,898
Other	—	776	—	776	—	1,589	—	1,589
Cash and cash equivalents	112	—	—	112	93	—	—	93
Total	¥8,963	¥21,036	¥—	¥29,999	¥10,257	¥25,792	¥—	¥36,049

*This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans
Years ending March 31,	(Yen in millions)
2016	¥ 2,736
2017	2,788
2018	2,838
2019	2,892
2020	2,955
2021 to 2025	15,506

Foreign | Projected Benefit Obligation
Defined Benefit Plans
Schedule of Assumptions Used
	March 31,
	2014	2015
Discount rate (%)	3.00-4.79	1.30-4.00
Rate of increase in compensation levels (%)	2.50-3.90	2.50-4.00

Foreign | Benefit Costs
Defined Benefit Plans
Schedule of Assumptions Used

Years ended March 31,
	2013	2014	2015
Discount rate (%)	4.00-5.00	3.10-4.57	3.00-4.79
Rate of increase in compensation levels (%)	2.50-3.80	2.50-3.90	2.50-4.00
Expected long-term rate of return on plan assets (%)	5.52-7.75	5.17-7.75	5.50-8.00